NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Working capital deficiency	$ 3,324
Cash	3,701
Comprehensive loss	(1,985)	$ (9,845)
Cash used in operating activities	$ (2,432)	$ (3,790)